Significant accounting policies and basis of preparation (Details) 1 - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 1,553,524	$ 1,075,773	$ 1,129,249
Operating lease commitment at December 31, 2018 as disclosed in the Company's financial statement	1,575,738
Discounting effect using the incremental borrowing rate at January 1, 2019	278,192
Minimum Lease Payments Payable Under Noncancellable Operating Lease After Discounting Effect	1,297,546
Extension options reasonably certain to be exercised	255,978
Lease liabilities recognized at January 1, 2019	$ 1,553,524	$ 1,075,773	$ 1,129,249
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				$ 1,600,000
Lease liabilities				1,600,000
Lease liabilities recognized at January 1, 2019				$ 1,600,000
Minimum
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate				5.00%
Maximum
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rate				10.00%